Nature of Business and Presentation of Financial Statements (Details Narrative)	1 Months Ended
Apr. 16, 2021 shares
Nature of Business and Presentation of Financial Statements
Shares issued to former holder	62,410,452
Merger effect description	Immediately following the Merger, 374Water changed its name to 374Water Systems Inc and PowerVerde changed its name to 374Water, Inc. After the Merger, the former 374Water stockholders own 65.8% of 374Water Inc’s issued and outstanding common stock and 53.8% of 374Water Inc.’s issued and outstanding voting stock which includes the Preferred Stock.